Expense Example - BlackRock High Yield V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	837
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	$ 1,112